Land use right, net (Details) - Land use right - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Land use right	$ 7,317,070	$ 554,122
Less: accumulated amortization	(137,671)	(42,945)
Land use right, net	$ 7,179,399	$ 511,177